Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 125,445	$ 39,825
Other current assets	1,175	2,606
Total current assets	126,620	42,431
Property and equipment, net	219	118
Restricted cash		200
Other assets	541	130
Total assets	127,380	42,879
Current liabilities:
Accounts payable	3,170	605
Accrued expenses	8,545	2,980
Other current liabilities	3	11
Total current liabilities	11,718	3,596
Other non-current liabilities		3
Commitments and contingencies (Note 9 and 10)
Convertible preferred stock, $0.0001 par value; 67,936,782 shares and no shares authorized at December 31, 2011 and December 31, 2012, respectively; 41,052,319 shares and no shares issued and outstanding at December 31, 2011 and December 31, 2012		64,348
Stockholders' (deficit) equity:
Preferred stock, $0.0001 par value; no shares and 10,000,000 shares authorized at December 31, 2011 and December 31, 2012, respectively; no shares issued and outstanding at December 31, 2011 and December 31, 2012, respectively
Common stock, $0.0001 par value; 85,459,770 and 100,000,000 shares authorized at December 31, 2011 and December 31, 2012, respectively; 1,259,996 and 27,136,329 shares issued and outstanding at December 31, 2011 and December 31, 2012, respectively	3
Additional paid-in capital	202,795	305
Deficit accumulated during the development stage	(87,136)	(25,373)
Total stockholders' (deficit) equity	115,662	(25,068)
Total liabilities, convertible preferred stock and stockholders' (deficit) equity	$ 127,380	$ 42,879